Lincoln Life Variable Annuity Account Q
Group Variable Annuity Contracts

Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton
Fort Wayne, Indiana 46802




Servicing Office:
The Lincoln National Life Insurance Company
P.O. Box 99740
Portland, Maine 04104
1-800-341-0441
www.LincolnRetirement.com

This prospectus describes the group variable annuity contract and an individual certificate that is issued by The Lincoln National Life Insurance Company (Lincoln Life). They are primarily for use with nonqualified plans and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate account value, and as permitted by the plan, to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity commencement date, we pay the beneficiary or the plan a death benefit.

Participants choose whether account value accumulates on a variable or a fixed (guaranteed) basis or both. If participants allocate contributions to the fixed account, we guarantee principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

Allocated and unallocated contracts are available. In an allocated contract, we maintain an account value on behalf of each individual participant, and the employer if requested; each participant receives a certificate. Under an unallocated contract, the employer or an administrator performs participant accounting.Allocated and unallocated contracts have different features.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account Q (variable annuity account (VAA). The VAA is a segregated investment account of Lincoln Life.

The participants take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contracts variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available subaccounts, and the funds in which they invest, are listed below. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the investment objectives, policies and risk of the funds please refer to the Prospectuses for the funds.

AllianceBernstein Variable Products Series Fund (Class B)
     AllianceBernstein Growth Portfolio**
     AllianceBernstein Growth and Income Portfolio
   AllianceBernstein Global Technology Portfolio
     (formerly AllianceBernstein Technology)
American Funds Insurance Series (Class 2)
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
Baron Capital Funds Trust (Insurance Shares)
     Baron Capital Asset Fund
Delaware VIP Trust (Standard Class)
     Delaware VIP Diversified Income Series
     Delaware VIP Global Bond Series**
   Delaware VIP High Yield Series*
     Delaware VIP REIT Series
     Delaware VIP Trend Series
   Delaware VIP Value Series
     (formerly Delaware VIP Large Cap Value)

Delaware VIP Trust (Service Class)
     Delaware VIP Small Cap Value Series
Fidelity (Reg. TM) Variable Insurance Products Portfolios (Service Class)
     Fidelity (Reg. TM) Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) Growth Portfolio
Janus Aspen Series (Institutional Shares)
     Janus Aspen Worldwide Growth Portfolio**
Lincoln Variable Insurance Products Trust (Standard Class)
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Equity Income Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP Growth and Income Fund
     Lincoln VIP International Fund
     Lincoln VIP Managed Fund
     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund
     Lincoln VIP Special Opportunities Fund

                                                                               1

   Lincoln VIP Conservative Profile Fund*
     Lincoln VIP Moderate Profile Fund*
     Lincoln VIP Moderately Aggressive Profile Fund*
     Lincoln VIP Aggressive Profile Fund*
MFS (Reg. TM) Variable Insurance TrustSM (Initial Class)
     MFS (Reg. TM) Utilities Series
Neuberger Berman Advisers Management Trust
     Mid-Cap Growth Portfolio
     Partners Portfolio**
Putnam Variable Trust (Class IB)
     Health Sciences Fund**

Scudder Investment VIT Funds (Class A)
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund

Funds noted with an asterisk(*) will be available on or about June 6, 2005.

** It is currently anticipated that during the first quarter of 2006, we will close and replace these investment options. See Investments of the VAA - Description of the funds for further information.

This prospectus gives you information about the contracts that contractowners and participants should know before investing. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI terms are made part of this prospectus, and for a free copy of the SAI, write: The Lincoln National Life Insurance Company, P. O. Box 99740, Portland, Maine 04104 or call 1-800-341-0441. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2005

2

Table of Contents



Item                                                                  Page
Special terms                                                          4
Expense tables                                                         5
Summary of common questions                                            8
The Lincoln National Life Insurance Company                           10
Variable annuity account (VAA)                                        10
Fixed side of the contract                                            10
Investments of the VAA                                                10
Charges and other deductions                                          15
 Surrender charges                                                    15
 Additional information                                               16
The contracts                                                         17
 Purchase of the contracts                                            17
 Transfers on or before the annuity commencement date                 18
 Death benefit before the annuity commencement date                   21
 Loans                                                                23
 Distribution of the contracts                                        24
 Annuity payouts                                                      25
Federal tax matters                                                   26
Additional information                                                29
 Voting rights                                                        29
 Return privilege                                                     29
 Other information                                                    30
 Legal proceedings                                                    30
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account Q         31
Appendix A - Condensed financial information                          A-1


                                                                               3

Special terms
In this prospectus, the following terms have the indicated meanings:

Account or variable annuity account (VAA) - The segregated investment account, Account Q, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account value - At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.

Beneficiary - The person or entity designated by a non-ERISA 403(b) plan participant or an annuitant to receive any death benefit paid if the participant or annuitant dies before the annuity commencement date.

Contractowner - The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit-Before the annuity commencement date, the amount payable to a designated beneficiary if a participant under a 403(b) plan not subject to ERISA dies.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Net Contributions - The sum of all contributions credited to the participant's account value less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

Participant - A person defined as a participant in the plan, who has enrolled under a contract, and under an allocated group contract, on whose behalf Lincoln Life maintains an account.

Participant year - A 12-month period starting with the date we receive the first contribution on behalf of a participant and on each anniversary after that.

Plan - The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.


4

Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that contractowners or participants will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Annual account fee: $25

(allocated contract, per contractowner/participant)

Loan establishment fee per loan (where allowed by law): $35

We may reduce or waive these charges in certain situations. See Charges and other deductions.

Contractowner or Participant transaction expenses:


  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        6.0%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charge.


Separate Account Q expenses (as a percentage of average daily net assets in the subaccounts):



"standard" mortality and expense risk charge        1.002%
"breakpoint" mortality and expense charge*          .75%

* Only certain contract or plans are eligible for a breakpoint charge. See - Charges and other deductions.


For information concerning compensation paid for the sale of the contracts, see
- Distribution of the contracts.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2004. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.


                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.29%          2.52%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.29%          1.36%


* Seven of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2006.



The following table shows the expenses charged by each fund for the year ended
   December 31, 2004:
(as a percentage of each fund's average net assets):


                                                                    Management                    12b-1 Fees
                                                                   Fees (before                   (before any
                                                                   any waivers/                    waivers/
                                                                  reimbursements)      +        reimbursements)
AllianceBernstein Growth Portfolio (Class B)                      0.75        %                 0.25        %
AllianceBernstein Growth and Income Portfolio (Class B)           0.55                          0.25
AllianceBernstein Global Technology Portfolio (Class B)           0.75                          0.25
American Funds Global Growth Fund (Class 2) (1)                   0.61                          0.25
American Funds Growth Fund (Class 2) (1)                          0.35                          0.25
American Funds Growth-Income Fund (Class 2) (1)                   0.29                          0.25
American Funds International Fund (Class 2) (1)                   0.54                          0.25
Baron Capital Asset Fund (Insurance Shares)                       1.00                          0.25
Delaware VIP Diversified Income Series (Standard Class)(2)        0.65                          0.00



                                                                           Other Expenses                Total Expenses
                                                                             (before any                   (before any
                                                                              waivers/                      waivers/
                                                                  +        reimbursements)      =        reimbursements)
AllianceBernstein Growth Portfolio (Class B)                               0.13        %                 1.13        %
AllianceBernstein Growth and Income Portfolio (Class B)                    0.05                          0.85
AllianceBernstein Global Technology Portfolio (Class B)                    0.13                          1.13
American Funds Global Growth Fund (Class 2) (1)                            0.04                          0.90
American Funds Growth Fund (Class 2) (1)                                   0.01                          0.61
American Funds Growth-Income Fund (Class 2) (1)                            0.02                          0.56
American Funds International Fund (Class 2) (1)                            0.05                          0.84
Baron Capital Asset Fund (Insurance Shares)                                0.11                          1.36
Delaware VIP Diversified Income Series (Standard Class)(2)                 0.33                          0.98



                                                                                        Total Expenses
                                                                       Total                (after
                                                                    Contractual          Contractual
                                                                      waivers/             waivers/
                                                                   reimbursements       reimbursements
                                                                      (if any)                s)
AllianceBernstein Growth Portfolio (Class B)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Global Technology Portfolio (Class B)
American Funds Global Growth Fund (Class 2) (1)
American Funds Growth Fund (Class 2) (1)
American Funds Growth-Income Fund (Class 2) (1)
American Funds International Fund (Class 2) (1)
Baron Capital Asset Fund (Insurance Shares)
Delaware VIP Diversified Income Series (Standard Class)(2)        -0.18        %        0.80        %

                                                                               5



                                                                             Management
                                                                            Fees (before
                                                                            any waivers/
                                                                           reimbursements)      +
Delaware VIP Global Bond Series (Standard Class) (3)                       0.75        %
Delaware VIP High Yield Series (Standard Class)*(4)                        0.65
Delaware VIP Value Series (Standard Class)(5)                              0.65
Delaware VIP REIT Series (Standard class) (6)                              0.74
Delaware VIP Small Cap Value Series (Service Class) (7)                    0.74
Delaware VIP Trend Series (Standard class) (8)                             0.74
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class) (9)             0.57
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class) (9)                0.58
Janus Aspen Worldwide Growth Portfolio (Institutional shares)              0.60
Lincoln VIP Aggressive Growth Fund (Standard class)                        0.74
Lincoln VIP Bond Fund (Standard Class)                                     0.36
Lincoln VIP Capital Appreciation Fund (Standard class)                     0.74
Lincoln VIP Equity- Income Fund (Standard Class)                           0.73
Lincoln VIP Global Asset Allocation Fund (Standard Class)                  0.74
Lincoln VIP Growth and Income Fund (Standard Class)                        0.33
Lincoln VIP International Fund (Standard Class)                            0.82
Lincoln VIP Managed Fund (Standard class)                                  0.40
Lincoln VIP Money Market Fund (Standard class)                             0.44
Lincoln VIP Social Awareness Fund (Standard Class)                         0.35
Lincoln VIP Special Opportunities Fund (Standard Class)                    0.40
Lincoln VIP Conservative Profile Fund (StandardClass)(10)*                 0.25
Lincoln VIP Moderate Profile Fund (Standard Class) (10) *                  0.25
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (10) *        0.25
Aggressive Profile Fund (Standard Class) (10) *                            0.25
MFS (Reg. TM) VIT Utilities Series (Initial Class)(11)                     0.75
Neuberger Berman AMT Mid-Cap Growth Portfolio                              0.84
Neuberger Berman AMT Partners Portfolio                                    0.83
Putnam VT Health Sciences Fund (Class IB)                                  0.70
Scudder VIT Equity 500 Index Fund (Class A)                                0.20
Scudder VIT Small Cap Index Fund (Class A) (12)                            0.35



                                                                             12b-1 Fees                  Other Expenses
                                                                             (before any                   (before any
                                                                              waivers/                      waivers/
                                                                           reimbursements)      +        reimbursements)
Delaware VIP Global Bond Series (Standard Class) (3)                       0.00        %                 0.18        %
Delaware VIP High Yield Series (Standard Class)*(4)                        0.00                          0.10
Delaware VIP Value Series (Standard Class)(5)                              0.00                          0.10
Delaware VIP REIT Series (Standard class) (6)                              0.00                          0.10
Delaware VIP Small Cap Value Series (Service Class) (7)                    0.30                          0.09
Delaware VIP Trend Series (Standard class) (8)                             0.00                          0.10
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class) (9)             0.10                          0.11
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class) (9)                0.10                          0.10
Janus Aspen Worldwide Growth Portfolio (Institutional shares)              0.00                          0.03
Lincoln VIP Aggressive Growth Fund (Standard class)                        0.00                          0.17
Lincoln VIP Bond Fund (Standard Class)                                     0.00                          0.06
Lincoln VIP Capital Appreciation Fund (Standard class)                     0.00                          0.07
Lincoln VIP Equity- Income Fund (Standard Class)                           0.00                          0.07
Lincoln VIP Global Asset Allocation Fund (Standard Class)                  0.00                          0.29
Lincoln VIP Growth and Income Fund (Standard Class)                        0.00                          0.04
Lincoln VIP International Fund (Standard Class)                            0.00                          0.16
Lincoln VIP Managed Fund (Standard class)                                  0.00                          0.09
Lincoln VIP Money Market Fund (Standard class)                             0.00                          0.09
Lincoln VIP Social Awareness Fund (Standard Class)                         0.00                          0.06
Lincoln VIP Special Opportunities Fund (Standard Class)                    0.00                          0.07
Lincoln VIP Conservative Profile Fund (StandardClass)(10)*                 0.00                          2.27
Lincoln VIP Moderate Profile Fund (Standard Class) (10) *                  0.00                          1.55
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (10) *        0.00                          1.36
Aggressive Profile Fund (Standard Class) (10) *                            0.00                          1.67
MFS (Reg. TM) VIT Utilities Series (Initial Class)(11)                     0.00                          0.14
Neuberger Berman AMT Mid-Cap Growth Portfolio                              0.00                          0.08
Neuberger Berman AMT Partners Portfolio                                    0.00                          0.08
Putnam VT Health Sciences Fund (Class IB)                                  0.25                          0.15
Scudder VIT Equity 500 Index Fund (Class A)                                0.00                          0.09
Scudder VIT Small Cap Index Fund (Class A) (12)                            0.00                          0.13



                                                                                                              Total
                                                                                    Total Expenses         Contractual
                                                                                      (before any            waivers/
                                                                                       waivers/           reimbursements
                                                                           =        reimbursements)          (if any)
Delaware VIP Global Bond Series (Standard Class) (3)                                0.93        %
Delaware VIP High Yield Series (Standard Class)*(4)                                 0.75
Delaware VIP Value Series (Standard Class)(5)                                       0.75
Delaware VIP REIT Series (Standard class) (6)                                       0.84
Delaware VIP Small Cap Value Series (Service Class) (7)                             1.13                 -0.05        %
Delaware VIP Trend Series (Standard class) (8)                                      0.84
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class) (9)                      0.78
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class) (9)                         0.78
Janus Aspen Worldwide Growth Portfolio (Institutional shares)                       0.63
Lincoln VIP Aggressive Growth Fund (Standard class)                                 0.91
Lincoln VIP Bond Fund (Standard Class)                                              0.42
Lincoln VIP Capital Appreciation Fund (Standard class)                              0.81
Lincoln VIP Equity- Income Fund (Standard Class)                                    0.80
Lincoln VIP Global Asset Allocation Fund (Standard Class)                           1.03
Lincoln VIP Growth and Income Fund (Standard Class)                                 0.37
Lincoln VIP International Fund (Standard Class)                                     0.98
Lincoln VIP Managed Fund (Standard class)                                           0.49
Lincoln VIP Money Market Fund (Standard class)                                      0.53
Lincoln VIP Social Awareness Fund (Standard Class)                                  0.41
Lincoln VIP Special Opportunities Fund (Standard Class)                             0.47
Lincoln VIP Conservative Profile Fund (StandardClass)(10)*                          2.52                 -1.53
Lincoln VIP Moderate Profile Fund (Standard Class) (10) *                           1.80                 -0.74
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (10) *                 1.61                 -0.47
Aggressive Profile Fund (Standard Class) (10) *                                     1.92                 -0.73
MFS (Reg. TM) VIT Utilities Series (Initial Class)(11)                              0.89
Neuberger Berman AMT Mid-Cap Growth Portfolio                                       0.92
Neuberger Berman AMT Partners Portfolio                                             0.91
Putnam VT Health Sciences Fund (Class IB)                                           1.10
Scudder VIT Equity 500 Index Fund (Class A)                                         0.29
Scudder VIT Small Cap Index Fund (Class A) (12)                                     0.48                 -0.03



                                                                           Total Expenses
                                                                               (after
                                                                            Contractual
                                                                              waivers/
                                                                           reimbursements
                                                                                 s)
Delaware VIP Global Bond Series (Standard Class) (3)
Delaware VIP High Yield Series (Standard Class)*(4)
Delaware VIP Value Series (Standard Class)(5)
Delaware VIP REIT Series (Standard class) (6)
Delaware VIP Small Cap Value Series (Service Class) (7)                    1.08        %
Delaware VIP Trend Series (Standard class) (8)
Fidelity (Reg. TM)VIP Contrafund Portfolio (Service Class) (9)
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class) (9)
Janus Aspen Worldwide Growth Portfolio (Institutional shares)
Lincoln VIP Aggressive Growth Fund (Standard class)
Lincoln VIP Bond Fund (Standard Class)
Lincoln VIP Capital Appreciation Fund (Standard class)
Lincoln VIP Equity- Income Fund (Standard Class)
Lincoln VIP Global Asset Allocation Fund (Standard Class)
Lincoln VIP Growth and Income Fund (Standard Class)
Lincoln VIP International Fund (Standard Class)
Lincoln VIP Managed Fund (Standard class)
Lincoln VIP Money Market Fund (Standard class)
Lincoln VIP Social Awareness Fund (Standard Class)
Lincoln VIP Special Opportunities Fund (Standard Class)
Lincoln VIP Conservative Profile Fund (StandardClass)(10)*                 0.99
Lincoln VIP Moderate Profile Fund (Standard Class) (10) *                  1.06
Lincoln VIP Moderately Aggressive Profile Fund (Standard Cl) (10) *        1.14
Aggressive Profile Fund (Standard Class) (10) *                            1.19
MFS (Reg. TM) VIT Utilities Series (Initial Class)(11)
Neuberger Berman AMT Mid-Cap Growth Portfolio
Neuberger Berman AMT Partners Portfolio
Putnam VT Health Sciences Fund (Class IB)
Scudder VIT Equity 500 Index Fund (Class A)
Scudder VIT Small Cap Index Fund (Class A) (12)                            0.45


* Funds noted with an asterisk (*) will be available on or about June 6, 2005.

(1) The Series' investment adviser began voluntarily waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' Prospectus and in the audited financial statements in the Series' annual report.

(2) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company (DMC). Since inception through April 30, 2005, the advisor contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.98% for the fiscal year 2004. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.

(3) The investment advisor for the Delaware VIP Global Bond Series is Delaware Managment Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 1.00%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,400 million, 0.60% on assets in excess of $2,500 million, all per year.


6

(4) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%.

(5) The investment advisor for the Delaware VIP Value Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.75% for the fiscal year 2004. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.

(6) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(7) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2005 through April 30, 2006, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(8) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company (DMC). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expense and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with a fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.76% for Contrafund, Service Class shares.

(10) The Other Expenses are based on estimates for the current fiscal year. Other Expenses reflects the expenses of the underlying funds invested in by the Lincoln Profile Funds (Conservative 0.69%; Moderate 0.76%; Moderately Aggressive 0.84%; Aggressive 0.89%) as well as the expenses of the particular Profile Fund (Conservative 1.58%; Moderate 0.79%; Moderately Aggressive 0.52%; Aggressive 0.78%) Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.30%. The Agreement will continue at least through September 1, 2006 and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund. Underlying fund fees and expenses are incurred indirectly by each Profile fund as a result of investment in shares of one or more underlying funds. These expenses are estimated based on the target allocation among the underlying funds and are provided to show you an estimate of the expenses attributable to each Profile Fund. Each Profile Fund's expense ratio will vary based on the actual allocation to the underlying funds.

(11) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore, higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal Initial class: 0.88% for Utilities.

(12) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45% for the A share class.


                                                                               7

EXAMPLES

This Example is intended to help contractowners or participants compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner/participant transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that contractowners or participants invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable period:


                     1 year        3 years        5 years        10 years
                    --------      ---------      ---------      ---------
      Standard       $ 965         $1,710         $2,370         $3,802
    Breakpoint       $ 941         $1,641         $2,256         $3,576

2) If you do not surrender your contract at the end of the applicable time period:


                     1 year        3 years        5 years        10 years
                    --------      ---------      ---------      ---------
      Standard       $ 356         $ 1,083        $1,832         $3,802
    Breakpoint       $ 331         $ 1,010        $1,712         $3,576

The expense tables reflect expenses of the VAA as well as the maximum expense of any of the underlying funds. For more information - See Charges and other deductions in this prospectus and in the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of common questions
What kind of contract is this? It is a group variable annuity contract between the contractowner and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity.This prospectus describes the variable side of the contract. See The contracts. This prospectus provides a general description of the contract. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw account value, you pay a surrender charge from 0% to 6.0%, depending upon how many contract years have elapsed (single premium and periodic premium), or how many contract years the purchase payment has been in the contract (flexible premium), and which type of contract you choose. We may reduce or waive surrender charges in certain situations. See Charges and other deductions - surrender charges.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

Under allocated contracts, we charge an annual contract fee of $25 per participant or contractowner account. We apply a charge to the daily net asset value of the VAA and those charges are:


8

Separate Account Q expenses (as a percentage of average daily net assets in the subaccounts):


"standard" mortality and expense risk charge        1.002%
"breakpoint" mortality and expense charge*          .75%

* Only certain contracts or plans are eligible for a breakpoint charge. See Charges and other deductions.


Each fund pays a management fee based on its average daily net asset value. See
- Investments of the variable annuity account - Investment adviser. Each fund also has additional operating expenses. These are described in the prospectuses for the funds.

What contributions are necessary, and how often? Contributions made on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. There are limits on the total amount of contributions in any one year. See - The Contracts-contributions.

How will my annuity payouts be calculated? If a participant decides to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before annuitizing? Depending upon the plan, the beneficiary may receive a death benefit and have options as to how the death benefit is paid. See The contracts - Death benefit.

May participants transfer contract value between variable options and between the variable and fixed side of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See - The contracts
- Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.

May a contractowner or participant withdraw account value? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (Participants may only withdraw account value during their accumulation period.) See - Withdrawals. The contractowner must also approve certain participant withdrawals. Certain charges may apply. See - Charges and other deductions. A portion of withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal also may be subject to 20% withholding. See - Federal tax matters.

Do participants get a free look at their certificate? A participant under a
Section 403(b) plan and certain nonqualified plans can cancel a certificate within twenty days (in some states longer) of the date the participant receives the certificate. The participant must give notice to our servicing office. See
- Return privilege.

Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values.


Investment results

The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and non-standardized basis.The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk charges. It also reflects management fees and other expenses of the fund. It does not include the surrender charge or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized. During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative. The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.


Financial statements

The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-341-0441.


                                                                               9

The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.



Variable annuity account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.



Fixed side of the contract
The portion of the account value allocated to the fixed side of the contract becomes part of our general account, and does not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 (1933 Act) and have not registered the general account as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Contributions allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS AND PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.



Investments of the VAA
Contractowners of unallocated contracts and participants under allocated contracts decide the subaccount(s) to which contributions are allocated. There is a separate subaccount which corresponds to each class of each fund. Contractowners or participants, as applicable, may change allocations without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds


10

and the amount we receive may be substantial. These percentages currently range up to 0.33%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affilitiates amounts to participate in sales meetings.

The AllianceBernstein, American Funds, Baron, Delaware, Fidelity and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.


Description of the funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We currently anticipate closing and replacing the following funds during the first quarter of 2006:
AllianceBerstein VP Growth Portfolio (Class B) with AllianceBernstein VP Growth and Income Portfolio (Class B); Delaware VIP Global Bond Series (Standard Class) with Delaware VIP Diversified Income Series (Standard Class); Janus Aspen Worldwide Growth Portfolio (Institutional Class) with Scudder VIT Equity 500 Index Fund (Class A); Neuberger Berman AMT Partners Portfolio with AllianceBernstein VP Growth and Income Portfolio (Class B); Putnam VIT Health Sciences Fund (Class IB) with American Funds Growth Fund (Class 2).

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectuses for the funds, which are distributed with this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.Some plans limit the funds available under the plan. Please contact your investment dealer for current information.


 FUND NAME                       FUND DESCRIPTION                    MANAGER
AllianceBernstein               Capital Appreciation                Alliance Capital
Growth Portfolio                                                    Management, L.P.
 AllianceBernstein               Growth and income                   Alliance Capital
Growth and Income                                                   Management, L.P.
Portfolio
AllianceBernstein Global        Maximum Capital Appreciation        Alliance Capital
Technology Portfolio                                                Management, L.P.
 American Funds Global           Long-term Growth                    Capital Research and
Growth Fund                                                         Management Company

                                                                              11


 FUND NAME                             FUND DESCRIPTION                        MANAGER
American Funds Growth                 Long-term Growth                        Capital Research and
Fund                                                                          Management Company
 American Funds                        Growth and income                       Capital Research and
Growth-Income Fund                                                            Management Company
American Funds                        Long-term growth                        Capital Research and
International Fund                                                            Management Company
 Baron Capital Asset                   Maximum capital appreciation            BAMCO, Inc.
Fund
Delaware VIP Global                   Current Income                          Delaware International
Bond Series                                                                   Advisers Ltd.
 Delaware VIP High Yield               Capital appreciation                    Delaware Management
Series                                                                        Company
Delaware VIP                          Total Return                            Delaware Management
Diversified Income                                                            Company
Series
 Delaware VIP Value                    Long-term capital appreciation          Delaware Management
Series                                                                        Company
Delaware VIP REIT                     Total return                            Delaware Management
Series                                                                        Company
 Delaware VIP Small Cap                Capital appreciation                    Delaware Management
Value Series                                                                  Company.
Delaware VIP Trend                    Capital Appreciation                    Delaware Management
Series                                                                        Company
 Fidelity (Reg. TM) VIP                Long-term capital appreciation.         Fidelity Management
Contrafund (Reg. TM) Portfolio                                                and Research Company,
                                                                              assist with foreign
                                                                              investments: FMR U.K.;
                                                                              FMR Far East
Fidelity (Reg. TM) VIP Growth         Capital appreciation                    Fidelity Management
Portfolio                                                                     and Research Company,
                                                                              assist with foreign
                                                                              investments: FMR U.K.;
                                                                              FMR Far East
 Janus Aspen Worldwide                 Long-term growth                        Janus Capital
Growth Portfolio                                                              Management LLC
Lincoln VIP Aggressive                Maximum capital appreciation            Delaware Management
Growth Fund                                                                   Company Sub-advised
                                                                              by T. Rowe Price
                                                                              Associates, Inc.

12


 FUND NAME                    FUND DESCRIPTION                MANAGER
Lincoln VIP Bond Fund        Current income                  Delaware Management
                                                             Company
 Lincoln VIP Capital          Long-term growth                Delaware Management
Appreciation Fund                                            Company Sub-advised
                                                             by Janus Capital
                                                             Management LLC
Lincoln VIP                  Income                          Delaware Management
Equity-Income Fund                                           Company Sub-advised
                                                             by Fidelity Management
                                                             & Research Company
                                                             (FMR)
 Lincoln VIP Global           Total return                    Delaware Management
Asset Allocation Fund                                        Company Sub-advised
                                                             by UBS Global Asset
                                                             Management
                                                             (Americas) Inc. (UBS
                                                             Global AM)
Lincoln VIP Growth &         Capital appreciation            Delaware Management
Income Fund                                                  Company
 Lincoln VIP                  Capital appreciation            Delaware Management
International Fund                                           Company Sub-advised
                                                             by Mondrian
                                                             Investment Partners
                                                             Limited
Lincoln VIP Managed          Total return                    Delaware Management
Fund                                                         Company
 Lincoln VIP Money            Preservation of capital         Delaware Management
Market Fund                                                  Company
Lincoln VIP Social           Capital appreciation            Delaware Management
Awareness Fund                                               Company
 Lincoln VIP Special          Capital appreciation            Delaware Management
Opportunities Fund                                           Company
Lincoln VIP                  Current income                  Delaware Management
Conservative Profile                                         Company Sub-advised
Fund                                                         by Wilshire Associates
                                                             Inc.
 Lincoln VIP Moderate         Total return                    Delaware Management
Profile Fund                                                 Company Sub-advised
                                                             by Wilshire Associates
                                                             Inc.

                                                                              13


 FUND NAME                          FUND DESCRIPTION             MANAGER
Lincoln VIP Moderately             Growth and income            Delaware Management
Aggressive Profile Fund                                         Company Sub-advised
                                                                by Wilshire Associates
                                                                Inc.
 Lincoln VIP Aggressive             Capital appreciation         Delaware Management
Profile Fund                                                    Company Sub-advised
                                                                by Wilshire Associates
                                                                Inc.
MFS (Reg. TM) VIT Utilities        Growth and income            Massachusetts Financial
Series                                                          Service Company
 Neuberger Berman AMT               Capital appreciation         Neuberger Berman
Mid-Cap Growth                                                  Management, Inc.
Portfolio
Neuberger Berman AMT               Capital appreciation         Neuberger Berman
Partners Portfolio                                              Management, Inc.
 Putnam VT Health                   Capital appreciation         Putnam Investment
Sciences Fund                                                   Management, LLC
Scudder VIT Equity 500             Capital Appreciation         Deutsche Asset
Index Fund                                                      Management, Inc.,sub-
                                                                advised by Northern
                                                                Trust Investments, Inc.
 Scudder VIT Small Cap              Capital Appreciation         Deutsche Asset
Index Fund                                                      Management, Inc.,
                                                                sub-advised by
                                                                Northern Trust
                                                                Investments, Inc.

Reinvestment of dividends and capital gain distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners or participants as additional units, but are reflected as changes in unit values.


Addition, deletion or substitution of investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds only for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if an investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.

We may also:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;

14

 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without the necessary approval by the SEC. We will also provide you written notice.



Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, automatic withdrawal/
  systematic withdrawal, systematic transfer, cross-reinvesment/account sweep and portfolio rebalancing services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Annual contract fee

We will deduct $25 per account maintained on behalf of a participant or contractowner from account value on the last valuation date of each participant year to compensate us for the administrative services provided; this $25 annual contract fee will also be deducted from account value upon total or partial withdrawals of all account value by a contractowner or participant.


Surrender charges

A surrender charge is imposed in the event of a total or partial withdrawal of account value before the annuity commencement date. Charges are the same for all withdrawals except that, partial withdrawals of up to a cumulative percentage limit of 20% of the account value attributable to an unallocated group contract or; the account value attributable to a participant or the contractowner in an allocated group contract, as applicable, made in any contract year are not subject to a surrender charge. (To determine the 20% limit; add together all partial withdrawals during the contract year, including the withdrawal amount being requested, and then divide the sum by the account value at the time of the requested withdrawal.)

Restrictions apply to the extent a withdrawal is required from the fixed side of the contract. See - The contracts - Discontinuance and withdrawals. Partial withdrawals in excess of the cumulative percentage limit in any contract year are subject to the surrender charge. In addition, if a total withdrawal of all account value in the VAA is requested, then the entire amount of withdrawal is subject to the surrender charge.


                                                                              15


                                                           Contract year in which surrender/withdrawal occurs
                                              -----------------------------------------------------------------------------
                                               0         1-4         5         6         7         8         9         10+
      Surrender charge as a percentage        6%        6%          5%        4%        3%        2%        1%        0%

A surrender charge will not apply to:
 o A surrender or withdrawal after a group contract's 10th contract anniversary.
 o To make a payment due to the participant's death, disability, retirement or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the participant's employer which would reduce the work force by more than 20%.
 o To make a payment for a participant hardship situation as allowed by the plan.
 o To make a payment pursuant to a qualified domestic relations order.
 o To purchase an annuity option as permitted under the contract.


Additional information

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this prospectus booklet.

The charges associated with total and partial withdrawals are paid to us to compensate us for the cost of distributing the contracts.

We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing distribution of the contracts.


Deductions from the VAA for assumption of mortality and expense risks

We apply to the average daily net asset value of the subaccounts, a charge which is equal to an annual rate of:


"standard" mortality and expense risk charge        1.002%
"breakpoint" mortality and expense charge*          .75%

*Only certain contract or plans are eligible for a breakpoint charge. See - Charges and other deductions.

Contracts eligible for the lower, or "breakpoint", mortality and expense risk charge are those contracts which, at the time of issue, have account value equal to or in excess of $5 million, either individually or in combination with other Lincoln contracts under the same employer group or association, or under which annual contributions are anticipated to be equal to or in excess of $500,000, as determined in our sole discretion. Certain contracts which are purchased with the surrender proceeds of an existing group variable annuity contract are not eligible for the breakpoint mortality and expense risk charge.


Lincoln contracts which, after issue and at the end of a calendar quarter, have account value equal to or in excess of $5 million will be eligible for the lower mortality and expense risk charge. The lower mortality and expense risk charge will be implemented no later than the calendar quarter-end valuation date following the end of the calendar quarter in which the contract become eligible for the lower charge.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

Contractowner or Participant transaction expenses:


  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        6.0%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charge.


Special arrangements

The surrender and account charges, described previously may be reduced or eliminated for any particular contract. In addition, the amount credited to and/or the interest rate declared on the fixed account may be enhanced for certain contracts. Such reductions, eliminations or enhancements may be available where Lincoln Life's administrative and/or distribution costs or expenses are anticipated to be lower due to, for example, the terms of the contract, the duration or stability of the plan or contract; economies due to the size of the plan, the number of certain characteristics of participants, or the amount or frequency of contributions anticipated; or other support provided by the contractowner or the plan. In addition, the group contractowner or the plan may pay the annual administration charge on behalf of the participants under a contract . Lincoln Life will enhance the fixed interest crediting rate and reduce or


16

eliminate fees, charges, or rates in accordance with Lincoln Life's eligibility criteria in effect at the time a contract is issued, or in certain cases, after a contract has been held for a period of time. Lincoln Life may, from time to time, modify both the amounts of reductions or enhancements and the criteria for qualification. Reductions, enhancements, or waivers will not be unfairly discriminatory against any person, including participants under other contracts issued through the VAA.

Fees, charges and rates under the contracts, including charges for premium taxes; loan rates of interest; and the availability of certain free withdrawals, may be subject to variation based on state insurance regulation.

The contractowner and participant should read the contract carefully to determine whether any variations apply in the state in which the contract is issued. The exact amount for all fees, charges, and rates applicable to a particular contract will be stated in that contract.


Deductions for premium taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.


Other charges and deductions

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



The contracts

Purchase of the contracts
A prospective contractowner wishing to purchase a contract must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide whether we can accept it based on our underwriting guidelines. Once the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to the contractowner through its sales representative. For 403(b) plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract.


Initial contributions

When we receive a complete enrollment form and all other information necessary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution. If we receive contribution amounts with incomplete or no allocation instructions, we will notify the contractowner and direct contribution amounts to the pending allocation account. The pending allocation account invests in Lincoln VIP Money Market Fund. We do not impose the mortality and expense risk charge or the annual administration charge on the pending allocation account.

We will transfer the account value from the pending allocation account in accordance with allocation percentages elected on properly completed allocation instructions within two valuation dates of receipt of such instructions, and allocate all future contributions in accordance with these percentages until we are notified of a change. If we do not receive properly completed instructions after we have sent three monthly notices, we will refund account value in the pending allocation account within 105 days of the initial contribution.

Participants may not allocate contributions to, make transfer to or from, take loans from, or make withdrawals from the pending allocation account, except as set forth in the contract.


Who can invest

In order to purchase a group contract, the plan on whose behalf the contract will be held must be one of the qualified plans for which the contracts are designed. Also, depending on state law requirements, a minimum of ten participants may be required to be participating in the plan. Lincoln Life may impose additional eligibility requirements; any such additional eligibility requirements will be applied in a nondiscriminatory manner.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.


                                                                              17

Replacement of existing insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus.

Participant surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Contributions

Contributions are payable to us at a frequency and may be made in any amount unless the contractowner or the plan has a minimum amount. Contributions in any one contract year which exceed twice the amount of contributions made in the first contract year may be made only with our permission. If contributions stop, the contract will remain in force as a paid-up contract. Payments may be resumed at any time until the group contract or certificate, as applicable, terminates.


Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of contributions

Contributions are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to contractowners or participants instructions.

Upon allocation to a subaccount, contributions are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received by us if received before the end of the valuation date (normally, 4:00 p.m., New York time). If the contribution is placed at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers on or before the annuity commencement date

The contractowner (under an unallocated group contract) or participant or contractowner (under an allocated group contract) may transfer all or a portion of account value from one subaccount to another.

A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Transfers (within the VAA and between the variable and fixed accounts) are restricted to once every 30 days. We reserve the right to further limit the number of transfers.


18

A transfer request may be made to us using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If you determine that a transfer was made in error, you must notify us within 30 days of the confirmation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our servicing office.

Requests for transfers will be processed on the valuation date that they are placed in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request placed at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

The contractowner (under an unallocated group contract) or participant or contractowner (under an allocated group contract) may also transfer all or any part of the account value from the subaccount(s) to the fixed account. Under an allocated contract, a participant may transfer account value from the fixed side to the various subaccount(s), provided that the sum of the transfers and withdrawals of account value in the fixed side transferred is limited to 20% of the account value in the fixed side in any 365 day period. Under an unallocated contract, a group contractowner may transfer account value from the fixed side to the various subaccount(s), provided that the sum of the transfers and withdrawals of account value in the fixed side transferred is limited to 20% of account value in the fixed side in any 365 day period. In the alternative, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen, the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:


  Initial date .............          20%
  First anniversary ........          20%
  Second anniversary .......          25%
  Third anniversary ........          33%
  Fourth anniversary .......          50%
  Fifth anniversary ........         100%

There is no charge for a transfer. However, we reserve the right to impose a charge in the future for any transfers.


Market timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being


                                                                              19

used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner via overnight mail service that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the calendar year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.


Transfers after the annuity commencement date

Contractowners or participants may transfer all or a portion of the investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, after the annuity commencement date, no transfers are allowed from the fixed side of the contract to the subaccounts.


Additional services

There may be additional services available to you: dollar-cost averaging, automatic withdrawal service/systematic withdrawal option, systematic transfer option, cross-reinvestment service/account sweep and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us.

Dollar-cost averaging allows you to transfer a designated amount from the fixed account or money market account into other subaccounts on a monthly basis.

The automatic withdrawal service/systematic withdrawal option provides for an automatic periodic withdrawal of your account value.

The systematic transfer service allows you to fully liquidate your fixed account balance over 5 years and transfer the amounts into one or more of the subaccounts.

The cross-reinvestment service/account sweep allows you to keep a designated amount in one subaccount or the fixed account, and automatically transfer the excess to other subaccounts of your choice.

Portfolio rebalancing is an option that restores to a predetermined level the percentage of account value allocated to each subaccount or the fixed account.


20

Death benefit before the annuity commencement date

If a participant under an allocated contract issued in connection with a
Section 403(b) plan that is not subject to ERISA dies before the annuity commencement date, we will pay the beneficiary, if one is living, a death benefit equal to the greater of the following amounts:

a. the net contributions, or

b. the participant's account value less any outstanding loan balance.

No surrender charge or account charge is deducted from the death benefit. The death benefit will be determined at the end of the valuation period during which we approve the death claim, and are in receipt of both the proof of death and the election form of benefit.

The participant may designate a beneficiary during the life of the participant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, if no beneficiary survives the participant, the death benefit will be paid in one sum to the participant's estate.

All death benefit payments will be subject to the employers plan (if applicable) and to the laws and regulations governing death benefits. In addition, no payment of death benefit provided upon the death of the participant will be allowed that does not satisfy the requirements of Code
Section 72(s) or Section 401(a)(9) of the tax code. Death benefits are taxable. See - Federal tax matters-Taxation of death benefits.

The death benefit may be paid in a lump sum or under settlement options then available. If a lump sum settlement is elected, the proceeds will generally be paid within seven days of approval by us of the claim. This payment may be postponed as permitted by the 1940 Act.


Discontinuance and withdrawals

Discontinuance A group contractowner may discontinue a group contract at any time by giving written notice to Lincoln Life. The contract will be deemed discontinued on the later of the valuation date the contractowner specifies or the valuation date on which we receive the written notice. Lincoln Life may also give a group contractowner written notice that the group contract will be discontinued by Lincoln Life if the plan does not qualify for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax code. Lincoln Life will give the group contractowner at least 15 days advance written notice in which to cure any remediable defaults before discontinuing the group contract.

With respect to an allocated group contract, if the contract is discontinued due to the contractowner's request, participants will be given written notice. As of the date the contract is discontinued, no additional contributions will be accepted. However, transfers, withdrawals, and loans will continue to be permitted, in accordance with the terms of the contract.

Subject to applicable regulatory requirements, if an allocated group contract is discontinued due to not qualifying for special tax treatment under Section 401, 403, 408, 414 or 457 of the tax code, the account value will be paid to the contractowner or participant, subject to the charges and restrictions applicable to a withdrawal of the entire account value. Participants will be given written notice.

Subject to applicable regulatory requirements, if an unallocated group contract is discontinued, the account value will be paid to the contractowner, subject to the charges and restrictions applicable to a withdrawal of the entire account value.

In the event that Lincoln Life ceases to offer the contracts to new purchasers, we may also determine to deactivate a group contract by prohibiting additional contributions and/or the addition of new participants under the contract. Contractowners will be given at least 90 days' notice of deactivation of the contract.

Some contracts provide that the account value in the fixed side of the contract may be paid in a lump sum subject to a market value adjustment. This option is available under allocated group contracts if the contract is discontinued and the contract is subject to ERISA. It is also available within unallocated group contracts if 100% of the account value is requested. If this option is selected, the account value in the fixed side of the contract will be paid in a lump sum equal to the market value factor times the account value in the fixed side reduced by the sum of the surrender charges and the account charge times the number of participants. The market value factor is the lesser of 1.00 or the ratio of:

    Current Bond Price
-------------------------
   Par Value of that Bond

The Current Bond Price will be calculated at the time of contract discontinuance and will be equal to the price of a bond:
 o issued with a maturity date of 6.5 years;
 o bearing interest at the weighted average of the declared interest rates in effect as of the discontinuance date; and
 o calculated to yield the Merrill Lynch Baa Intermediate Industrial Average for the week in which the notice of discontinuance is received.


                                                                              21

The amount payable will never be less than the principal in the fixed side of contract accumulated at an effective annual interest rate of 3.00%

Withdrawals Withdrawals of account value under the contract for any one of the following reasons (benefit responsive withdrawals) may be made at any time and in any amount, and are not subject to a surrender charge:
 o to make a payment due to the participant's death, disability, retirement, or termination of employment, excluding termination of employment due to plan termination, plant shutdown, or any other program instituted by the participant's employer which would reduce the work force by more than 20%;
 o to make a payment for a participant hardship situation as permitted by the plan;
 o to make a payment pursuant to a Qualified Domestic Relations Order (QDRO);
or
 o to purchase an annuity option under the contract.

Upon receipt of request for payment due to a participant's death, we will make a payment equal to the greater of the following amounts:
 o the net contributions, or
 o the participant's account value less any outstanding loan balance.

If a withdrawal for the entire account value is requested and there is an outstanding loan balance, the account value will be reduced by the amount of the outstanding loan balance. The remaining account value will be calculated at the end of the valuation period following the deduction of the loan balance.

Withdrawals of account value that are not benefit responsive withdrawals are generally subject to a surrender charge in accordance with the terms of the contract. See - Charges and other deductions. Such withdrawals are also subject to certain additional conditions as follows:
 o Partial withdrawals of up to a cumulative percentage limit of 20% of the account value attributable to an unallocated group contract, or a participant or contractowner under an allocated group contract, may be made in each contract year without imposition of a surrender charge. (To determine the 20% limit, all partial withdrawals during the contract year, including the withdrawal amount being requested, are added together, and the sum is divided by the account value at the time of the requested withdrawal). Partial withdrawals in excess of the cumulative percentage limit in any contract year are subject to the surrender charge. In addition, if a complete withdrawal of all account value in the VAA is requested, then the entire amount of such withdrawal is subject to the surrender charge. In the event that a withdrawal of the entire account value allocated to both the VAA and the fixed side is requested, then the account charge will also be deducted from account value prior to payment.
 o Withdrawals of account value from the fixed side of the contract may be requested as either periodic elective withdrawals or systematic withdrawals.
 o In any 365-day period, a periodic elective withdrawal of up to 20% of account value per contractowner or per participant, as applicable, from the fixed side may be made. The cumulative percentage limit of 20% is the sum of all periodic elective transfers and withdrawals from the fixed side during the preceding 364-day period plus the amount of the requested withdrawal, divided by the then-current account value in the fixed side. Periodic elective withdrawals (or transfers) from the fixed side in excess of this cumulative percentage limit will not be permitted.

In addition, full liquidation of the fixed account may be requested over a 5-year period. If the 5-year payout period is chosen the following schedule shows the percentage of the fixed account that will be transferred (or withdrawn) each year based on the value in the fixed account on each date:


  Initial date .............          20%
  First anniversary ........          20%
  Second anniversary .......          25%
  Third anniversary ........          33%
  Fourth anniversary .......          50%
  Fifth anniversary ........         100%

 o The initial payment of a systematic withdrawal will be reduced by the amount of any periodic elective withdrawals (or transfers) from the fixed side during the immediately preceding 365-day period. Neither a contractowner nor a participant can make periodic elective withdrawals (or transfers) from the fixed side while a systematic withdrawal (or transfer) is effective, or for one calendar year after the systematic withdrawal (or transfer) election has been rescinded. In addition, while systematic withdrawal (or transfer) election is in effect, a participant cannot allocate contributions to the fixed side.

General All withdrawal requests must be submitted to us on an approved Lincoln Life form, and, unless the contract has been issued in connection with a
Section 403(b) plan not subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), must be authorized by the group contractowner. In a 403(b) plan that is not subject to ERISA the participant must submit the withdrawal request.


22

Special restrictions on withdrawals apply if the contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. In order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a
Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant:
 o attains age 591/2
 o separates from service
 o dies
 o becomes totally and permanently disabled and/or
 o experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

Any withdrawal after an annuity commencement date depends upon the annuity option selected.

The account value available upon withdrawal is determined at the end of the valuation period during which the written request for withdrawal is received at the home office. Withdrawal payments from the VAA will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed side in the same proportion that the amount withdrawn bears to the total account value.

As discussed above, there are charges associated with withdrawal of account value during the first ten contract years. See - Charges and other deductions-surrender charge. You may specify that the charges be deducted from the amount you request withdrawn or from the remaining account value. If you specify that the charges be deducted from the remaining account value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of withdrawals are discussed later in this booklet. See - Federal tax matters.

The contract will terminate when there is no account value remaining. See the contract for more information.


Loans

With respect to an allocated group contract, a participant under a plan that permits loans may apply for a loan under the contract prior to such participant's annuity commencement date. A participant must complete a loan application and assign account value in the fixed side equal to the loan amount as security for the loan. If the account value in the fixed side is less than the loan amount, we will transfer account value from the VAA to the fixed side, from either the subaccounts specified by the participant or on a pro-rata basis from all subaccounts. For purposes of applying transfer and withdrawal restrictions from the fixed side of the contract, any amount allocated to the fixed side of the contract as security for a loan will be included in the calculation of account value in the fixed side of the contract. However, neither withdrawals nor transfers from the fixed side of the contract are allowed to the extent that such a withdrawal or transfer would cause the value in the fixed side to be less than any outstanding loan. The minimum loan amount is $1,000. A participant may borrow up to the lesser of 50% of the account value or $50,000 on all outstanding loans to the participant under all plans. However, for plans not subject to ERISA, if 50% of the total account value is less than $10,000, the participant may borrow the lesser of $10,000 or 100% of the account value. A participant may have only one contract loan with us at any one time. Also, if the participant had an outstanding loan during the preceding twelve month period, the $50,000 maximum loan limit is reduced by the excess of the highest outstanding balance of loans during the preceding twelve month period over the outstanding current loan balance.

The loan interest rate is adjustable, which means it may change from time to time. The initial annual loan rate of interest, which we declare quarterly, will generally be the Moody's Corporate Bond Yield monthly average for the calendar month two months prior to the first day of each calendar quarter, rounded down to the next .25%. At the beginning of each calendar quarter, we will compare each loan's interest rate to the then current declared interest rate. If the then current declared interest rate is less than the loan's interest rate by .50% or more, the loan's interest rate will be decreased to equal the then current declared interest rate. The loan's interest rate will remain unchanged if the then current declared interest rate differs from the loan's interest rate by less than .50%. The loan rate for an existing loan may decrease, but it will never increase. During the time that the loan is outstanding, the amount of the loan principal pledged as security for the loan will earn interest at an annual rate of at least 3.00%, as specified in the contract. Loan payments of principal and interest must be paid in level amortized payments, either monthly or quarterly. The loan must be repaid within 5 years unless it is being used to purchase a principal residence for the participant in which case the loan must be repaid within 20 years or less.

The amounts and terms of a participant loan may be subject to the restrictions imposed under Section 72(p) of the tax code, Title I of ERISA, and any applicable plan. Under certain contracts, a one-time fee of up to $35 may be charged to set up a loan. Please see your


                                                                              23

contract for more information about loans, including interest rates and applicable fees and charges. This provision is not available in an unallocated group contract.

Please note: certain contracts do not have all of the loan provisions outlined above. Therefore, your contract may contain loan provisions with the following differences:
 o the loan interest for new loans is determined monthly (not quarterly);
 o the loan interest rate for existing loans is adjusted on the anniversary of the loan (not at the beginning of each quarter); and
 o the loan interest rate for existing loans may increase or decrease (not just decrease).

See your contract for more information.


Delay of payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

We may defer payments from the fixed side of the contract for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Amendment of contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


Ownership

Contractowners have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult a tax adviser about the tax consequences of an assignment.


Distribution of the contracts

We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.

Compensation Paid to LFA.

The maximum commission we pay to LFA is 4.50% of contributions received during the first contract year. Upon annuitization, the maximum commission we pay to LFA is 1.25% of contract value and ongoing annual compensation of up to 0.00% of each contribution in renewal contract years. We also pay for the operating and other expenses of LFA, including the following sales expenses: Sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


24

Compensation Paid to Unaffiliated Selling Firms. We pay commission to all Selling Firms. The maximum commission we pay to Selling Firms, other than LFA, is 4.50% of contributions rreceived during the first contract year. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 1.25% of contract value and ongoing annual compensation of up to 0.00% of each contribution in renewal contract years.

Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts.


Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-800-341-0441.


Annuity payouts

As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account balance or the death benefit to any annuity payout. The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments.

We may maintain variable annuity payouts in the VAA, or in another separate account of Lincoln Life (variable payout division). We do not impose a charge when the annuity conversion amount is applied to a variable payout division to provide an annuity payout option. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as described in this prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we will maintain a participant's variable annuity payout in a variable payout division, we will provide a prospectus for the variable payout division before the annuity commencement date.


Annuity options

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if he or she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner or participant.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner or participant, as applicable.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the appropriate office.

                                                                              25

General information

Under the options listed above, you may not make withdrawals. Other options may be made available by us. Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA. The mortality and expense risk charge will be assessed on all variable annuity payouts, including options that do not have a life contingency and therefore no mortality risk.

Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to the beneficiary as payouts become due.


Variable annuity payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.



Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Qualified Retirement Plans

We designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.


26

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.


Economic Growth and Tax Relief Reconciliation Act of 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.


Tax deferral on earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.


Investments in the VAA must be diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions

Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax treatment of payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA income if certain conditions are satisfied.


                                                                              27

Required minimum distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Lincoln SmartSecurity SM Advantage, or other benefit, if any, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Please contact your tax adviser regarding any tax ramifications.


Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Taxation of death benefits

We may distribute amounts from your contract because of your death. Federal tax rules may limit the payment options available to your beneficiaries. If your spouse is your beneficiary, your surviving spouse will generally receive special treatment and will have more available payment options. Non-spouse beneficiaries do not receive the same special treatment. Payment options may be further limited depending upon whether you reached the date upon which you were required to begin minimum distributions.


Transfers and direct rollovers

As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


28

Nonqualified Annuity Contracts

A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or 403(b) plan. These contracts are not intended for use with nonqualified annuity contracts. Different federal tax rules apply to nonqualified annuity contracts. Persons planning to use the contract in connection with a nonqualified annuity should obtain advice from a tax advisor.


Our tax status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional information

Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account - Fund shares.


Return privilege

With respect to a participant under an allocated group contract, within the free-look period after you first receive the certificate, you may cancel it for any reason by delivering or mailing it postage prepaid, to the servicing office at P.O. Box 9740 Portland, Maine 04104. A certificate canceled under this provision will be void. With respect to the fixed side of a contract, we will return contributions. With respect to the VAA, except as explained in the following paragraph, we will return the account value as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be assessed. A participant who allocates contributions to the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the contribution(s).


State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.


Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2. Retirement; or

                                                                              29

3. Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.


Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the servicing office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.


30

Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account Q


Item                                                  Page
Special terms                                        B-2
Services                                             B-2
Principal underwriter                                B-2
Purchase of securities being offered                 B-2
Annuity payouts                                      B-2
Determination of accumulation and annuity unit
value                                                B-3
Advertising and sales literature                     B-3
Other information                                    B-5
Financial statements                                 B-6

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                        Group Variable Annuity Contracts
                    Lincoln Life Variable Annuity Account Q











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account
                                   Account Q.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to: The Lincoln Life National Insurance Co., P. O. Box 99740, Portland, ME 04104

                                                                              31

Appendix A - Condensed financial information

Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the periods ended December 31, come from the VAA's financial statements. It should be read in conjunction with the VAA's financial statements and notes which are all included in the SAI. The beginning unit valuation date for both the standard and break point contract is June 1, 1998.


                                                             1998
                                                 ----------------------------
                                                   Standard        Breakpoint
                                                 ----------      ------------
AllianceBernstein Growth and Income Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
AllianceBernstein VP Growth Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
AllianceBernstein VP Global Technology Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
American Funds Global Growth Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
American Funds Growth Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
American Funds International Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------
Baron Capital Asset Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     ------
Delaware VIP Diversified Income Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------     ------
Delaware VIP Global Bond Series Accumulation unit value
o Beginning of period .....................        $1.125           $1.125
o End of period ...........................         1.184            1.186
Number of accumulation units
o End of period (000's omitted) ...........             2               10
--------------------------------------------     --------           ------



                                                              1999                                 2000
                                                 -------------------------------      -------------------------------
                                                      Standard        Breakpoint          Standard         Breakpoint
                                                 -------------      ------------      ------------      -------------
AllianceBernstein Growth and Income Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------               -                 -                 -                  -
AllianceBernstein VP Growth Portfolio Accumulation unit value
o Beginning of period .....................                                             $  10.00          $  10.000*
o End of period ...........................      trading began                             8.658*             8.673*
Number of accumulation units                     in 2000
o End of period (000's omitted) ...........                                                    1                  1
--------------------------------------------     --------                    -          --------          ---------
AllianceBernstein VP Global Technology Portfolio Accumulation unit value
o Beginning of period .....................                                             $ 10.000*         $  10.000*
o End of period ...........................      trading began                             7.372*             7.383*
Number of accumulation units                     in 2000
o End of period (000's omitted) ...........                                                    8                  6
--------------------------------------------     --------                    -          --------          ---------
American Funds Global Growth Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------     -----------                 -          --------          ---------
American Funds Growth Fund Accumulation unit value
o Beginning of period .....................                                             $ 10.000*         $  10.000*
o End of period ...........................      trading began                             9.560*             9.575*
Number of accumulation units                     in 2000
o End of period (000's omitted) ...........                                                   35                249
--------------------------------------------     --------                    -          --------          ---------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------     -----------                 -          --------          ---------
American Funds International Fund Accumulation unit value
o Beginning of period .....................                                             $ 10.000*         $  10.000*
o End of period ...........................      trading began                             8.085*             8.098*
Number of accumulation units                     in 2000
o End of period (000's omitted) ...........                                                   10                 81
--------------------------------------------     --------                    -          --------          ---------
Baron Capital Asset Fund Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*         $ 11.468          $  11.488
o End of period ...........................           11.468*           11.488*           11.052             11.100
Number of accumulation units
o End of period (000's omitted) ...........                1                 1                 3                  6
--------------------------------------------     -----------         ---------          --------          ---------
Delaware VIP Diversified Income Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------     -----------         ---------          --------          ---------
Delaware VIP Global Bond Series Accumulation unit value
o Beginning of period .....................        $   1.184         $   1.186          $  1.130          $   1.135
o End of period ...........................            1.130             1.135             1.128              1.136
Number of accumulation units
o End of period (000's omitted) ...........                2                14                 7                  9
--------------------------------------------     -----------         ---------          --------          ---------


                                      A-1


                     2001                              2002
         ----------------------------      ----------------------------
           Standard        Breakpoint        Standard        Breakpoint
         ----------      ------------      ----------      ------------






          $ 8.658           $ 8.673         $ 6.544           $ 6.573
            6.544             6.573           4.648             4.680

                9                 5              16                 8
          -------           -------         -------           -------

          $ 7.372           $ 7.383         $ 5.440           $ 5.463
            5.440             5.463           3.134             3.155

               19                12              32                19
          -------           -------         -------           -------





          -------           -------         -------           -------

          $ 9.560           $ 9.575         $ 7.746           $ 7.778
            7.746             7.778           5.794             5.832

              162               494             293               984
          -------           -------         -------           -------





          -------           -------         -------           -------

          $ 8.085           $ 8.098         $ 6.412           $ 6.439
            6.412             6.439           5.406             5.442

               24               120              60               145
          -------           -------         -------           -------

          $11.052           $11.100         $12.292           $12.377
           12.292            12.377          10.442            10.540

               19                10              28                18
          -------           -------         -------           -------





          -------           -------         -------           -------

          $ 1.128           $ 1.136         $ 1.111           $ 1.122
            1.111             1.122           1.376             1.393

               22                32             122               199
          -------           -------         -------           -------



                     2003                                2004
         ----------------------------      --------------------------------
           Standard        Breakpoint           Standard         Breakpoint
         ----------      ------------      -------------      -------------

                                             $  10.342*         $  10.350*
         trading began                          11.133*            11.150*
         in 2004
                                                     1                  2
         -------                             ---------          ---------

          $ 4.648           $ 4.680          $   6.198          $   6.256
            6.198             6.256              7.028              7.112

               26                12                 34                 26
         --------           -------          ---------          ---------

          $ 3.134           $ 3.155          $   4.462          $   4.503
            4.462             4.503              4.642              4.696

               55                31                 70                 78
         --------           -------          ---------          ---------

                                             $  10.291*         $  10.245*
         trading began                          11.309*            11.327*
         in 2004
                                                     1                 31
         --------           -------          ---------          ---------

          $ 5.794           $ 5.832          $   7.847          $   7.919
            7.847             7.919              8.740              8.842

              419             1,346                578              1,908
         --------           -------          ---------          ---------

                                             $  10.316*         $  10.149*
         trading began                          10.977*            10.994*
         in 2004
                                                    12                431
         --------           -------          ---------          ---------

          $ 5.406           $ 5.442          $   7.218          $   7.284
            7.218             7.284              8.526              8.627

               84               219                122                441
         --------           -------          ---------          ---------

          $10.442           $10.540          $  13.441          $  13.601
           13.441            13.601             16.718             16.961

               43                21                 67                 42
         --------           -------          ---------          ---------

                                             $  10.095*         $  10.190*
         trading began                          10.936*            10.952*
         in 2004
                                                     3                 10
         --------           -------          ---------          ---------

          $ 1.376           $ 1.393          $   1.640          $   1.664
            1.640             1.664              1.835              1.866

              218               238                274                212
         --------           -------          ---------          ---------

                                      A-2


                                                             1998
                                                 ----------------------------
                                                   Standard        Breakpoint
                                                 ----------      ------------
Delaware VIP Value Series Accumulation unit value
o Beginning of period .....................        $1.596           $1.596
o End of period ...........................         1.611            1.613
Number of accumulation units
o End of period (000's omitted) ...........             1              199
--------------------------------------------       ------           ------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------       ------           ------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------       ------           ------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period .....................        $1.220           $1.220
o End of period ...........................         1.368            1.370
Number of accumulation units
o End of period (000's omitted) ...........             2              628
--------------------------------------------       ------           ------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           ------
Fidelity (Reg. TM)VIP Growth Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           ------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           ------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period .....................        $1.739           $1.739
o End of period ...........................         1.567            1.569
Number of accumulation units
o End of period (000's omitted) ...........             1              554
--------------------------------------------     --------           ------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period .....................        $4.776           $4.776
o End of period ...........................         5.023            5.032
Number of accumulation units
o End of period (000's omitted) ...........             1              283
--------------------------------------------     --------           ------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period .....................        $2.119           $2.119
o End of period ...........................         2.573            2.577
Number of accumulation units
o End of period (000's omitted) ...........             1              555
--------------------------------------------     --------           ------
Lincoln VIP Equity-Income Fund Accumulation unit value
o Beginning of period .....................        $2.356           $2.356
o End of period ...........................         2.399            2.403
Number of accumulation units
o End of period (000's omitted) ...........             1              777
--------------------------------------------     --------           ------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period .....................        $2.938           $2.938
o End of period ...........................         3.056            3.061
Number of accumulation units
o End of period (000's omitted) ...........             1              140
--------------------------------------------     --------           ------



                                                              1999                                  2000
                                                 -------------------------------      --------------------------------
                                                      Standard        Breakpoint           Standard         Breakpoint
                                                 -------------      ------------      -------------      -------------
Delaware VIP Value Series Accumulation unit value
o Beginning of period .....................        $   1.611         $   1.613          $   1.547          $   1.553
o End of period ...........................            1.547             1.553              1.706              1.716
Number of accumulation units
o End of period (000's omitted) ...........                1               315                 10                305
--------------------------------------------       ---------         ---------          ---------          ---------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period .....................                                             $  10.000*         $  10.000*
o End of period ...........................      trading began                             11.662*            11.683*
Number of accumulation units                     in 2000
o End of period (000's omitted) ...........                                                     2                  3
--------------------------------------------     -----------         ---------          ---------          ---------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................                                           trading began
Number of accumulation units                                                          in 2001
o End of period (000's omitted) ...........
--------------------------------------------     -----------         ---------        -----------          ---------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period .....................        $   1.368         $   1.370          $   2.309          $   2.318
o End of period ...........................            2.309             2.318              2.129              2.143
Number of accumulation units
o End of period (000's omitted) ...........                2               946                190              1,712
--------------------------------------------     -----------         ---------        -----------          ---------
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*         $  11.331          $  11.349
o End of period ...........................           11.331*           11.349*            10.465             10.508
Number of accumulation units
o End of period (000's omitted) ...........                1                 6                 16                 52
--------------------------------------------     -----------         ---------        -----------          ---------
Fidelity (Reg. TM)VIP Growth Portfolio Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*         $  12.380          $  12.403
o End of period ...........................           12.380*           12.403*            10.900             10.948
Number of accumulation units
o End of period (000's omitted) ...........                1                78                 20                224
--------------------------------------------     -----------         ---------        -----------          ---------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*         $  15.055          $  15.084
o End of period ...........................           15.055*           15.084*            12.569             12.626
Number of accumulation units
o End of period (000's omitted) ...........                1                97                 43                307
--------------------------------------------     -----------         ---------        -----------          ---------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period .....................        $   1.567         $   1.569          $   2.209          $   2.218
o End of period ...........................            2.209             2.218              2.128              2.142
Number of accumulation units
o End of period (000's omitted) ...........                1               468                121              1,001
--------------------------------------------     -----------         ---------        -----------          ---------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period .....................        $   5.023         $   5.032          $   4.811          $   4.831
o End of period ...........................            4.811             4.831              5.281              5.317
Number of accumulation units
o End of period (000's omitted) ...........                1               664                 15                508
--------------------------------------------     -----------         ---------        -----------          ---------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period .....................        $   2.573         $   2.577          $   3.706          $   3.721
o End of period ...........................            3.706             3.721              3.088              3.108
Number of accumulation units
o End of period (000's omitted) ...........                3             2,697                272              3,498
--------------------------------------------     -----------         ---------        -----------          ---------
Lincoln VIP Equity-Income Fund Accumulation unit value
o Beginning of period .....................        $   2.399         $   2.403          $   2.524          $   2.534
o End of period ...........................            2.524             2.534              2.764              2.782
Number of accumulation units
o End of period (000's omitted) ...........                1             1,395                 17                885
--------------------------------------------     -----------         ---------        -----------          ---------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period .....................        $   3.056         $   3.061          $   3.369          $   3.383
o End of period ...........................            3.369             3.383              3.154              3.175
Number of accumulation units
o End of period (000's omitted) ...........                1               190                  5                196
--------------------------------------------     -----------         ---------        -----------          ---------


                                      A-3


                      2001                               2002
         ------------------------------      ----------------------------
             Standard        Breakpoint        Standard        Breakpoint
         ------------      ------------      ----------      ------------

           $  1.706          $  1.716         $ 1.623           $ 1.637
              1.623             1.637           1.307             1.321

                102             1,066             196             2,036
           --------          --------         -------           -------

           $ 11.662          $ 11.683         $12.560           $12.615
             12.560            12.615          12.998            13.086

                 12                18              30                44
           --------          --------         -------           -------

           $  1.000*         $  1.000*        $ 1.023           $ 1.024
              1.023*            1.024*          0.955             0.959

                116                 3             286               142
           --------          --------         -------           -------

           $  2.129          $  2.143         $ 1.784           $ 1.800
              1.784             1.800           1.414             1.431

                395             2,781             553             2,347
           --------          --------         -------           -------

           $ 10.465          $ 10.508         $ 9.080           $ 9.140
              9.080             9.140           8.142             8.217

                 26               169              42               287
           --------          --------         -------           -------

           $ 10.900          $ 10.948         $ 8.878           $ 8.940
              8.878             8.940           6.135             6.194

                 44               464              58               427
           --------          --------         -------           -------

           $ 12.569          $ 12.626         $ 9.652           $ 9.720
              9.652             9.720           7.119             7.187

                 79               489             106               471
           --------          --------         -------           -------

           $  2.128          $  2.142         $ 1.406           $ 1.419
              1.406             1.419           0.971             0.982

                321             1,026             455             1,104
           --------          --------         -------           -------

           $  5.281          $  5.317         $ 5.707           $ 5.760
              5.707             5.760           6.224             6.298

                 78               624             198               536
           --------          --------         -------           -------

           $  3.088          $  3.108         $ 2.266           $ 2.286
              2.266             2.286           1.638             1.657

                466             4,464             655             3,784
           --------          --------         -------           -------

           $  2.764          $  2.782         $ 2.536           $ 2.559
              2.536             2.559           2.117             2.142

                199             1,547             565             2,005
           --------          --------         -------           -------

           $  3.154          $  3.175         $ 2.879           $ 2.906
              2.879             2.906           2.509             2.538

                 28               215              61               213
           --------          --------         -------           -------



                     2003                             2004
         ----------------------------      ---------------------------
           Standard        Breakpoint        Standard       Breakpoint
         ----------      ------------      ----------      -----------

          $ 1.307           $ 1.321         $ 1.660          $ 1.682
            1.660             1.682           1.888            1.919

              350             2,031             467            1,798
          -------           -------         -------          -------

          $12.998           $13.086         $17.246          $17.408
           17.246            17.408          22.432           22.700

               47                80              77              126
          -------           -------         -------          -------

          $ 0.955           $ 0.959         $ 1.339          $ 1.348
            1.339             1.348           1.606            1.621

              493               274             857              895
          -------           -------         -------          -------

          $ 1.414           $ 1.431         $ 1.892          $ 1.918
            1.892             1.918           2.109            2.144

              677             2,031             850            2,121
          -------           -------         -------          -------

          $ 8.142           $ 8.217         $10.346          $10.468
           10.346            10.468          11.815           11.984

               74               334              99              442
          -------           -------         -------          -------

          $ 6.135           $ 6.194         $ 8.065          $ 8.163
            8.065             8.163           8.245            8.366

               81               353              99              281
          -------           -------         -------          -------

          $ 7.119           $ 7.187         $ 8.738          $ 8.844
            8.738             8.844           9.065            9.198

              130               377             137              243
          -------           -------         -------          -------

          $ 0.971           $ 0.982         $ 1.275          $ 1.293
            1.275             1.293           1.435            1.459

              629             1,214             701            1,108
          -------           -------         -------          -------

          $ 6.224           $ 6.298         $ 6.611          $ 6.706
            6.611             6.706           6.892            7.009

              292               586             373              646
          -------           -------         -------          -------

          $ 1.638           $ 1.657         $ 2.148          $ 2.179
            2.148             2.179           2.239            2.277

              812             2,969             823            2,286
          -------           -------         -------          -------

          $ 2.117           $ 2.142         $ 2.774          $ 2.813
            2.774             2.813           3.015            3.065

              812             2,589           1,021            3,162
          -------           -------         -------          -------

          $ 2.509           $ 2.538         $ 2.991          $ 3.034
            2.991             3.034           3.362            3.419

              120               234             166              286
          -------           -------         -------          -------

                                      A-4


                                                             1998
                                                 ----------------------------
                                                   Standard        Breakpoint
                                                 ----------      ------------
Lincoln VIP Growth and Income Fund Accumulation unit value
o Beginning of period .....................       $10.522           $10.522
o End of period ...........................        11.496            11.515
Number of accumulation units
o End of period (000's omitted) ...........             1               600
--------------------------------------------      -------           -------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period .....................       $ 1.799           $ 1.799
o End of period ...........................         1.773             1.776
Number of accumulation units
o End of period (000's omitted) ...........             1               685
--------------------------------------------      -------           -------
Lincoln VIP Managed Fund Accumulation unit value
o Beginning of period .....................       $ 5.004           $ 5.004
o End of period ...........................         5.260             5.269
Number of accumulation units
o End of period (000's omitted) ...........             1               220
--------------------------------------------      -------           -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period .....................       $ 2.460           $ 2.460
o End of period ...........................         2.516             2.521
Number of accumulation units
o End of period (000's omitted) ...........             1               847
--------------------------------------------      -------           -------
Lincoln VIP Social Awareness Fund Accumulation unit value
o Beginning of period .....................       $ 5.471           $ 5.471
o End of period ...........................         5.875             5.883
Number of accumulation units
o End of period (000's omitted) ...........             1               824
--------------------------------------------      -------           -------
Lincoln VIP Special Opportunities Fund Accumulation unit value
o Beginning of period .....................       $ 8.943           $ 8.943
o End of period ...........................         8.721             8.733
Number of accumulation units
o End of period (000's omitted) ...........             1               109
--------------------------------------------      -------           -------
MFS (Reg. TM)VIT Utilities Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------      -------           -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           -------
Neuberger Berman AMT Partners Portfolio Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................
Number of accumulation units
o End of period (000's omitted) ...........
--------------------------------------------     --------           -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           -------
Scudder VIT Small Cap Index Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................      trading began
Number of accumulation units                     in 1999
o End of period (000's omitted) ...........
--------------------------------------------     --------           -------



                                                              1999                               2000
                                                 -------------------------------      ---------------------------
                                                      Standard        Breakpoint        Standard       Breakpoint
                                                 -------------      ------------      ----------      -----------
Lincoln VIP Growth and Income Fund Accumulation unit value
o Beginning of period .....................        $  11.496         $  11.515         $13.379          $13.434
o End of period ...........................           13.379            13.434          11.970           12.049
Number of accumulation units
o End of period (000's omitted) ...........                1             1,429              31            1,554
--------------------------------------------       ---------         ---------         -------          -------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period .....................        $   1.773         $   1.776         $ 2.057          $ 2.065
o End of period ...........................            2.057             2.065           2.039            2.052
Number of accumulation units
o End of period (000's omitted) ...........                1             1,317               8              866
--------------------------------------------       ---------         ---------         -------          -------
Lincoln VIP Managed Fund Accumulation unit value
o Beginning of period .....................        $   5.260         $   5.269         $ 5.610          $ 5.633
o End of period ...........................            5.610             5.633           5.476            5.512
Number of accumulation units
o End of period (000's omitted) ...........                1               631               6              478
--------------------------------------------       ---------         ---------         -------          -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period .....................        $   2.516         $   2.521         $ 2.608          $ 2.621
o End of period ...........................            2.608             2.621           2.738            2.759
Number of accumulation units
o End of period (000's omitted) ...........                1             1,109             224            1,313
--------------------------------------------       ---------         ---------         -------          -------
Lincoln VIP Social Awareness Fund Accumulation unit value
o Beginning of period .....................        $   5.875         $   5.883         $ 6.715          $ 6.741
o End of period ...........................            6.715             6.741           6.094            6.133
Number of accumulation units
o End of period (000's omitted) ...........                1             1,300              31            1,502
--------------------------------------------       ---------         ---------         -------          -------
Lincoln VIP Special Opportunities Fund Accumulation unit value
o Beginning of period .....................        $   8.721         $   8.733         $ 8.249          $ 8.280
o End of period ...........................            8.249             8.280           9.476            9.536
Number of accumulation units
o End of period (000's omitted) ...........                1               133               1              104
--------------------------------------------       ---------         ---------         -------          -------
MFS (Reg. TM)VIT Utilities Series Accumulation unit value
o Beginning of period .....................
o End of period ...........................                                           trading began
Number of accumulation units                                                          in 2001
o End of period (000's omitted) ...........
--------------------------------------------       ---------         ---------        --------          -------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*        $15.310          $15.340
o End of period ...........................           15.310*           15.340*         14.026           14.089
Number of accumulation units
o End of period (000's omitted) ...........                1                 1              16               19
--------------------------------------------       ---------         ---------        --------          -------
Neuberger Berman AMT Partners Portfolio Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*        $ 9.793          $ 9.810
o End of period ...........................            9.793*            9.810*          9.763            9.805
Number of accumulation units
o End of period (000's omitted) ...........                1                 2               3                4
--------------------------------------------       ---------         ---------        --------          -------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period .....................
o End of period ...........................                                           trading began
Number of accumulation units                                                          in 2001
o End of period (000's omitted) ...........
--------------------------------------------       ---------         ---------        --------          -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*        $10.999          $11.018
o End of period ...........................           10.999*           11.018*          9.884            9.925
Number of accumulation units
o End of period (000's omitted) ...........                1                94              24              493
--------------------------------------------       ---------         ---------        --------          -------
Scudder VIT Small Cap Index Fund Accumulation unit value
o Beginning of period .....................        $  10.000*        $  10.000*        $11.669          $11.693
o End of period ...........................           11.669*           11.693*         11.107           11.158
Number of accumulation units
o End of period (000's omitted) ...........                1                 1               2                8
--------------------------------------------       ---------         ---------        --------          -------


                                      A-5


                      2001                               2002
         ------------------------------      ----------------------------
             Standard        Breakpoint        Standard        Breakpoint
         ------------      ------------      ----------      ------------

           $ 11.970          $ 12.049         $10.520           $10.616
             10.520            10.616           8.118             8.213

                 84             1,725             119             1,684
           --------          --------         -------           -------

           $  2.039          $  2.052         $ 1.818           $ 1.834
              1.818             1.834           1.606             1.624

                 17               848              73               712
           --------          --------         -------           -------

           $  5.476          $  5.512         $ 5.334           $ 5.383
              5.334             5.383           4.697             4.752

                 37               536              63               589
           --------          --------         -------           -------

           $  2.738          $  2.759         $ 2.820           $ 2.848
              2.820             2.848           2.831             2.867

                355             1,589             411             1,056
           --------          --------         -------           -------

           $  6.094          $  6.133         $ 5.459           $ 5.508
              5.459             5.508           4.209             4.257

                 81             1,588             149             1,493
           --------          --------         -------           -------

           $  9.476          $  9.536         $ 9.581           $ 9.666
              9.581             9.666           8.374             8.469

                 15               158              33               161
           --------          --------         -------           -------

           $  1.000*         $  1.000*        $ 0.786           $ 0.788
              0.786*            0.788*          0.601             0.604

                 14                 2              68                10
           --------          --------         -------           -------

           $ 14.026          $ 14.089         $10.464           $10.537
             10.464            10.537           7.320             7.390

                 38                29              52                40
           --------          --------         -------           -------

           $  9.763          $  9.805         $ 9.392           $ 9.457
              9.392             9.457           7.054             7.120

                  9                 9              16                14
           --------          --------         -------           -------

           $  1.000*         $  1.000*        $ 0.946           $ 0.947
              0.946*            0.947*          0.746             0.749

                 16                 1              76                20
           --------          --------         -------           -------

           $  9.884          $  9.925         $ 8.593           $ 8.651
              8.593             8.651           6.609             6.670

                 47               721              96               979
           --------          --------         -------           -------

           $ 11.107          $ 11.158         $11.223           $11.303
             11.223            11.303           8.824             8.910

                  6                29              14               118
           --------          --------         -------           -------



                     2003                             2004
         ----------------------------      ---------------------------
           Standard        Breakpoint        Standard       Breakpoint
         ----------      ------------      ----------      -----------

          $ 8.118           $ 8.213         $10.426          $10.574
           10.426            10.574          11.559           11.754

              153             1,658             193            1,479
          -------           -------         -------          -------

          $ 1.606           $ 1.624         $ 2.251          $ 2.283
            2.251             2.283           2.695            2.740

              117               711             181              945
          -------           -------         -------          -------

          $ 4.697           $ 4.752         $ 5.715          $ 5.797
            5.715             5.797           6.224            6.329

              109               724             143            1,211
          -------           -------         -------          -------

          $ 2.831           $ 2.867         $ 2.822          $ 2.865
            2.822             2.865           2.818            2.868

              531               694             573              807
          -------           -------         -------          -------

          $ 4.209           $ 4.257         $ 5.495          $ 5.572
            5.495             5.572           6.131            6.233

              200             1,488             244            1,369
          -------           -------         -------          -------

          $ 8.374           $ 8.469         $11.108          $11.264
           11.108            11.264          13.501           13.725

               56               183              84              233
          -------           -------         -------          -------

          $ 0.601           $ 0.604         $ 0.809          $ 0.814
            0.809             0.814           1.043            1.053

              158                50             291              206
          -------           -------         -------          -------

          $ 7.320           $ 7.390         $ 9.281          $ 9.394
            9.281             9.394          10.687           10.844

               77                54              88               81
          -------           -------         -------          -------

          $ 7.054           $ 7.120         $ 9.434          $ 9.546
            9.434             9.546          11.112           11.273

               24                10              26               18
          -------           -------         -------          -------

          $ 0.746           $ 0.749         $ 0.874          $ 0.880
            0.874             0.880           0.927            0.935

              202                60             256              132
          -------           -------         -------          -------

          $ 6.609           $ 6.670         $ 8.385          $ 8.485
            8.385             8.485           9.181            9.313

              157               740             202              664
          -------           -------         -------          -------

          $ 8.824           $ 8.910         $12.792          $12.949
           12.792            12.949          14.914           15.134

               24                86              36              103
          -------           -------         -------          -------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity in the subaccounts through December 31.


                                      A-6